Convertible Promissory Notes and Warrants (Details) - Schedule of recognized interest and accretion expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Original Securities [Member]
Convertible Promissory Notes and Warrants (Details) - Schedule of recognized interest and accretion expense [Line Items]
Convertible notes issued	$ 1,174,945
Issuance costs	(105,745)
Debt discount	(964,153)
Debt accretion	90,611
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)
New Securities [Member]
Convertible Promissory Notes and Warrants (Details) - Schedule of recognized interest and accretion expense [Line Items]
Convertible notes issued	7,456,039
Issuance costs	(671,044)
Debt discount	(6,784,995)
Debt accretion	26,065
Convertible notes, net of debt discount	$ 26,065